Revenue (Details 1)	12 Months Ended
Dec. 31, 2022 USD ($)
Revenue
Balance at December 31, 2021	$ 7,018,000
Revenue recognized during the period that was included in the beginning balance	(6,484,000)
Additions, net of revenue recognized during the period	13,207,000
Balance at December 31, 2022	$ 13,741,000